Commitments and Contingencies - Additional Information (Detail)			1 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2013 Randgrid shuttle tanker [Member] USD ($) Option	Dec. 31, 2013 Randgrid shuttle tanker [Member]	May 31, 2013 Navion Clipper [Member] USD ($)	Dec. 31, 2013 Navion Clipper [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] NOK	Dec. 31, 2012 Navion Offshore Loading [Member] USD ($)	Dec. 31, 2012 Navion Offshore Loading [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] USD ($)	Dec. 31, 2013 Navion Offshore Loading [Member] Appellate Court [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Appellate Court [Member] USD ($)	Jun. 30, 2013 Navion Offshore Loading [Member] Appellate Court [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Loss from Catastrophes [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Loss from Catastrophes [Member] Appellate Court [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Legal Fees [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Legal Fees [Member] Appellate Court [Member] NOK	Dec. 31, 2013 Navion Offshore Loading [Member] Interest Expense [Member] Appellate Court [Member] NOK	Jun. 30, 2013 Navion Offshore Loading [Member] Interest Expense [Member] Appellate Court [Member] NOK
Loss Contingencies [Line Items]
Plaintiffs sought for damages							213,000,000	$ 35,100,000
Loss contingency, liability accrual								35,600,000	216,400,000	12,500,000	76,000,000	48,400,000	294,000,000	47,800,000	290,000,000	213,000,000	213,000,000	3,400,000	11,000,000	4,000,000	66,000,000
Percentage of ownership by non-controlling owners				33.00%
Percentage of currently owned interest	50.00%		67.00%
Expected cost of project			260,000,000		51,000,000
Operating lease arrangement period, lessor			3 years		10 years
Additional term of contract			1 year
Number of extension options			12
Payments made towards commitment	$ 31,675,000	$ 29,384,000				$ 21,100,000